Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Non-controlling interest [Abstract]
Schedule of Non-controlling Interest Changes
The table below shows the changes for the years ended December 31, 2018 and 2017:

	2 0 1 8	2 0 1 7

Balance at beginning of year	$(108,572)	$(105,186)
Share of profits and losses for the year	(206,417)	(145)
Share of translation effects of foreign subsidiaries	(8,380)	(3,241)
Balance at the end of the year	$(323,369)	$(108,572)